Legal Proceedings	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Legal Proceedings
14.	Legal Proceedings
The Company has received inquiries from certain statutory authorities regarding the designation of Experts as independent contractors. The Company is responding to these inquiries and believes this designation to be appropriate based on the nature of its relationship with such individuals and entities. The Company believes that it is only reasonably possible and not probable that the Company will incur a loss under various legal and regulatory proceedings challenging the classification of Experts as independent contractors because of the Company’s significant experience with such claims of this nature as well as our analysis of the facts and circumstances related to current claims. Additionally, the amount of loss cannot be reasonably estimated because the amount of loss contingency is often based on certain variable inputs (e.g., Platform usage by the Expert, number of plaintiffs/claimants, jurisdiction, etc.) which make the determination of a range of loss not possible
.
The Company is subject to various other legal proceedings and actions in the normal course of business. In the opinion of management, based upon the information presently known, the ultimate liability, if any, arising from such pending legal proceedings, as well as from asserted legal claims and known potential legal claims which are likely to be asserted, taking into account established accrual for estimated liabilities (if any), are not expected to be material individually or in the aggregate to the consolidated financial condition, result of operations or cash flows of the Company. In addition, although it is difficult to estimate the potential financial impact of actions regarding expenditures for compliance with regulatory matters, in the opinion of management, based upon the information currently available, the ultimate liability arising from such compliance matters is not expected to be material to the consolidated financial condition, results of operations or cash flows of the Company.

15. Legal Proceedings
The Company is subject to various legal and regulatory proceedings with statutory authorities alleging that the Company violated labor or other laws that would apply to employees by misclassifying Experts as independent contractors. The Company has and is responding to these claims and believes this designation to be appropriate based on the nature of its relationship with such individuals and entities. The Company believes that it is only reasonably possible and not probable that the Company will incur a loss under various legal and regulatory proceedings challenging the classification of Experts as independent contractors because of the Company’s significant experience with such claims. Additionally, the amount of loss cannot be reasonably estimated because the amount of loss contingency is based on certain variable inputs (e.g., Platform usage by the Expert, number of plaintiffs/claimants, jurisdiction, etc.) which make the determination of a range of loss not possible
.
The Company is subject to various other legal proceedings and actions in the normal course of business. In the opinion of management, based upon the information presently known, the ultimate liability, if any, arising from such pending legal proceedings, as well as from asserted legal claims and known potential legal claims which are likely to be asserted, taking into account established accrual for estimated liabilities (if any), are not expected to be material individually or in the aggregate to the consolidated financial condition, result of operations or cash flows of the Company. In addition, although it is difficult to estimate the potential financial impact of actions regarding expenditures for compliance with regulatory matters, in the opinion of management, based upon the information currently available, the ultimate liability arising from such compliance matters is not expected to be material to the consolidated financial condition, results of operations or cash flows of the Company.